Subsequent Events (Details) (USD $)			12 Months Ended													12 Months Ended		3 Months Ended												12 Months Ended			3 Months Ended												12 Months Ended				3 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Asbestos Related Claims [Member] Claims	Dec. 31, 2010 Asbestos Related Claims [Member] Claims	Dec. 31, 2009 Asbestos Related Claims [Member] Claims	Dec. 31, 2008 Asbestos Related Claims [Member] Claims	Dec. 31, 2007 Asbestos Related Claims [Member] Claims	Dec. 31, 2006 Asbestos Related Claims [Member] Claims	Dec. 31, 2005 Asbestos Related Claims [Member] Claims	Dec. 31, 2004 Asbestos Related Claims [Member] Claims	Dec. 31, 2003 Asbestos Related Claims [Member] Claims	Dec. 31, 2011 Unclaimed Property [Member]	Dec. 31, 2011 Performance Shares [Member] Performance_Factor	Dec. 31, 2011 Liability Award Performance Units [Member]	Dec. 31, 2011 Certain Businesses of MetLife Bank [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Mar. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Sep. 30, 2010 Series A Preferred Stock [Member]	Jun. 30, 2010 Series A Preferred Stock [Member]	Mar. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Sep. 30, 2009 Series A Preferred Stock [Member]	Jun. 30, 2009 Series A Preferred Stock [Member]	Mar. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2011 Series B Preferred Stock [Member]	Jun. 30, 2011 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Sep. 30, 2010 Series B Preferred Stock [Member]	Jun. 30, 2010 Series B Preferred Stock [Member]	Mar. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Sep. 30, 2009 Series B Preferred Stock [Member]	Jun. 30, 2009 Series B Preferred Stock [Member]	Mar. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	May 22, 2012 Subsequent Event [Member]	Mar. 31, 2012 Subsequent Event [Member] Asbestos Related Claims [Member] Claims	Mar. 31, 2012 Subsequent Event [Member] Unclaimed Property [Member]	Sep. 30, 2011 Subsequent Event [Member] Unclaimed Property [Member]	Mar. 31, 2012 Subsequent Event [Member] Total Asset Recovery Services, LLC Minnesota v. MetLife, Inc et Al [Member] Contracts	Mar. 31, 2012 Subsequent Event [Member] Derivative Actions and Demands [Member] Plaintiffs	Dec. 31, 2011 Subsequent Event [Member] Performance Shares [Member] Performance_Factor	Jun. 30, 2012 Subsequent Event [Member] Performance Shares [Member]	Dec. 31, 2011 Subsequent Event [Member] Liability Award Performance Units [Member]	Jun. 30, 2012 Subsequent Event [Member] Liability Award Performance Units [Member]	Apr. 30, 2012 Subsequent Event [Member] Certain Businesses of MetLife Bank [Member]	Dec. 31, 2011 Subsequent Event [Member] Minimum [Member]	Dec. 31, 2011 Subsequent Event [Member] Maximum [Member]	Jun. 30, 2012 Subsequent Event [Member] Dividend Declared [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Subsequent Event [Member] Dividend Declared [Member] Series B Preferred Stock [Member]	Mar. 31, 2012 Subsequent Event [Member] Dividend Paid [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Subsequent Event [Member] Dividend Paid [Member] Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate																																																													$ 0.2555555	$ 0.4062500
Preferred stock, cash paid																																																															$ 0.2527777	$ 0.4062500
Preferred stock, dividends																		$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 26,000,000	$ 26,000,000	$ 26,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 96,000,000	$ 96,000,000	$ 96,000,000														$ 7,000,000	$ 24,000,000	$ 6,000,000	$ 24,000,000
Additional business expenses expected related to the exit of business																90,000,000	110,000,000																																										70,000,000	108,000,000
Total assets to be disposed	796,226,000,000	728,249,000,000													11,000,000,000																																											8,300,000,000
Total liabilities to be disposed	738,232,000,000	680,914,000,000													10,000,000,000																																											8,200,000,000
Vesting period													3 years	3 years																																								3 years		3 years
Performance Shares, performance factor lower range													0.0																																									0.0
Performance Shares, performance factor upper range													2.0																																									2.0
Performance units, performance factor lower range														0.0																																										0.0
Performance units, performance factor upper range														2.0																																										2.0
Performance Factor													0.90																																									1.13		1.13
Vested in Period													824,825	25,521																																								1,791,609		51,144
Common stock to be issued for performance awards																																																							2,024,518		57,793
The approximate minimum amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	0																																															0
The approximate maximum amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	145,000,000																																															125,000,000
Asbestos-Related Claims			4,972	5,670	3,910	5,063	7,161	7,870	18,500	23,900	58,750																																						1,214
After tax charge to increase reserves in connection with identification of potential life insurance claims through database searches												117,000,000																																							117,000,000
Multistate examination payment to be allocated among settling states																																																		40,000,000
After tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under settlements																																																		52,000,000
Damages Sought																																																				228,000,000
Assumed average face amount of life insurance policies in lawsuit																																																				$ 130,000
Number of life insurance contracts named in legal action																																																				584
Number of plaintiffs																																																					5